AUXIER FOCUS FUND | A Shares
AUXIER FOCUS FUND A SHARES
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fee and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s A Shares. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges – A Shares”  of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		AUXIER FOCUS FUND A Shares
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of offering price)		5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)		2.00%
[1]	Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase but waived for mandatory retirement withdrawals and for withdrawals in a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Annual Fund Operating Expenses		AUXIER FOCUS FUND A Shares
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		none
Total Annual Fund Operating Expenses		1.50%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)
Net Annual Fund Operating Expenses		1.25%
[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AUXIER FOCUS FUND A Shares	695	999	1,324	2,242

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other.

Although the Fund may invest in companies of any size capitalization, the Fund intends to focus its investments in the common stock of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment). Certain sectors of the market are likely to be over-weighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value. The Fund may invest up to 20% of its net assets in foreign securities, including American Depository Receipts (“ADRs”).

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company’s debt securities offer more potential for long-term total return with less risk than an investment in the company’s equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities (“junk bonds”) rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody's or, unrated, but determined to be of comparable quality by the Adviser.

The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies.

The Fund may engage in short sales “against-the-box.” In a short sale, the seller sells a borrowed security, provides the lender collateral which is marked-to-market in an amount equal to the value of the security borrowed, and assumes an obligation to the lender to deliver the identical security at a certain time in the future. A short sale is against-the-box to the extent that the seller contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund engages in short sales against-the-box, it simultaneously holds a short and a long position. If the price of the security sold short increases between the time of the short sale and the time the Fund must deliver the borrowed security to the lender, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The Fund will not make short sales if, as a result, more than 20% of the Fund’s net assets would be held as collateral for short sales.

The Fund typically sells a security when the Adviser’s research indicates that there has been a deterioration in the company’s fundamentals, such as changes in the company’s competitive position or a lack of management focus.

Principal Investment Risks

General Market Risk. The net asset value (“NAV”) of the Fund and its investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments Risk” below. In addition, ADRs may not track the price of the underlying securities perfectly.

Company Risk. The NAV of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Fixed-Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Foreign Investments Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

High Yield Securities Risk. Higher yielding debt securities are typically of lower credit quality and have greater credit and market risk than securities with higher credit quality. In addition, high yield bonds ( “junk bonds”) tend to be less liquid than higher quality bonds.

Large Capitalization Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Mid-Capitalization Company Risk. The stocks of mid-capitalization companies may entail greater risk, and their prices may fluctuate more than those of the securities of larger, more established companies.

Sector Risk. If the Fund’s portfolio is over-weighted in a sector, any negative development affecting that sector may have a greater impact on the Fund than a fund that is not over-weighted in that sector.

Short Sale Risk. The Fund may make short sales of securities or maintain a short position, in each case only against-the-box. In a short sale against-the-box, the Fund agrees to deliver at a future date a security that it either currently owns or has the right to acquire at a pre-set price. If the price of the security sold short increases between the time of the short sale and the time for delivering the borrowed security back to the lender, the Fund effectively will incur a loss equal to the difference between the price of the security at the time of the short sale (or the pre-set price at which it may be acquired) and its price at the time of the delivery.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.

Performance Information

The following chart and table illustrate the variability of the Fund’s return as of December 31, 2010. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and how the Fund’s average annual returns for 1 year, 5 year and 10 year periods compare to the Standard & Poor’s 500 Index (the “Index” or the “S&P 500 Index”).Updated performance information is available at www.auxierasset.com or by calling (877) 328-9437 (toll free).

The Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the “Predecessor Fund”) on December 10, 2004. The Predecessor Fund maintained substantially similar investment objectives and investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund. A Shares commenced operations on July 8, 2005. As such, the return shown for the periods prior to commencement of the A Shares is that of the Fund’s Investor Shares, which are not offered in this Prospectus, and the performance of the Fund’s Investor Shares for the period prior to December 10, 2004 is that of the Predecessor Fund. A Shares have different annual operating expenses, distribution fees and/or sale charges than Investor Shares and the Predecessor Fund. If these amounts were reflected, the annual total returns would be less than that shown. In addition sales charges are not reflected in the bar chart for the periods since A Shares commenced operations. If these amounts were reflected, returns would be less than those shown.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was -2.83%.

During the periods shown in the chart, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was –14.64% (for the quarter ended December 31, 2008).

Average Annual Total Returns
Average Annual Total Returns AUXIER FOCUS FUND	Auxier Focus Fund (For the periods ended December 31, 2010)	1 Year	5 Years	10 Years
A Shares	Return Before Taxes	3.77%	2.90%	5.93%	[1]
A Shares After Taxes On Distributions	Return After Taxes on Distributions	3.42%	2.34%	5.37%	[1]
A Shares After Taxes On Distributions And Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.80%	2.41%	5.00%	[1]
A Shares S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	[1]
[1]	A Shares commenced operations on July 8, 2005. Performance for the 10-year period is a blended average annual return which includes the returns of Investor Shares (inception date July 9, 1999) prior to the commencement of operations of A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).